Evercore Inc. (Parent Company Only) Financial Statements (Tables)	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Evercore Inc. (Parent Company Only) Condensed Statements Of Financial Condition
EVERCORE INC.
(parent company only)
CONDENSED STATEMENTS OF FINANCIAL CONDITION

	December 31,
	2016	2015
ASSETS
Equity Investment in Subsidiary	$598,279	$534,258
Deferred Tax Asset	291,827	287,281
Goodwill	15,236	15,236
TOTAL ASSETS	$905,342	$836,775
LIABILITIES AND STOCKHOLDERS' EQUITY
Liabilities
Current Liabilities
Payable to Related Party	$12,201	$11,638
Taxes Payable	21,341	14,761
Other Current Liabilities	2,296	538
Total Current Liabilities	35,838	26,937
Amounts Due Pursuant to Tax Receivable Agreement	174,109	186,036
Long-term Debt - Notes Payable	168,097	119,250
TOTAL LIABILITIES	378,044	332,223
Stockholders' Equity
Common Stock
Class A, par value $0.01 per share (1,000,000,000 shares authorized, 58,292,567 and 55,249,559 issued at December 31, 2016 and 2015, respectively, and 39,190,856 and 39,623,271 outstanding at December 31, 2016 and 2015, respectively)	582	552
Class B, par value $0.01 per share (1,000,000 shares authorized, 24 and 25 issued and outstanding at December 31, 2016 and 2015, respectively)	—	—
Additional Paid-In-Capital	1,368,122	1,210,742
Accumulated Other Comprehensive Income (Loss)	(50,096)	(34,539)
Retained Earnings (Deficit)	20,343	(27,791)
Treasury Stock at Cost (19,101,711 and 15,626,288 shares at December 31, 2016 and 2015, respectively)	(811,653)	(644,412)
TOTAL STOCKHOLDERS' EQUITY	527,298	504,552
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$905,342	$836,775

See notes to parent company only financial statements.

Evercore Inc. (Parent Company Only) Condensed Statements Of Operations
EVERCORE INC.
(parent company only)
CONDENSED STATEMENTS OF OPERATIONS

	For the Years Ended December 31,
	2016	2015	2014
REVENUES
Interest Income	$8,385	$7,818	$8,341
TOTAL REVENUES	8,385	7,818	8,341
Interest Expense	8,385	7,818	8,341
NET REVENUES	—	—	—
EXPENSES
TOTAL EXPENSES	—	—	—
OPERATING INCOME	—	—	—
Equity in Income of Subsidiary	209,841	103,931	141,612
Provision for Income Taxes	102,313	61,068	54,738
NET INCOME	$107,528	$42,863	$86,874
See notes to parent company only financial statements.

Evercore Inc. (Parent Company Only) Condensed Statements Of Cash Flows
EVERCORE INC.
(parent company only)
CONDENSED STATEMENTS OF CASH FLOWS

	For the Years Ended December 31,
	2016	2015	2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income	$107,528	$42,863	$86,874
Adjustments to Reconcile Net Income to Net Cash Provided by (Used in) Operating Activities:
Undistributed Income of Subsidiary	(209,841)	(103,931)	(141,612)
Deferred Taxes	12,453	(1,685)	(15,887)
Accretion on Long-term Debt	180	1,603	2,000
(Increase) Decrease in Operating Assets:
Other Assets	—	3,402	3,255
Increase (Decrease) in Operating Liabilities:
Taxes Payable	6,580	14,761	—
Net Cash Provided by (Used in) Operating Activities	(83,100)	(42,987)	(65,370)
CASH FLOWS FROM INVESTING ACTIVITIES
Investment in Subsidiary	84,658	82,703	105,600
Net Cash Provided by Investing Activities	84,658	82,703	105,600
CASH FLOWS FROM FINANCING ACTIVITIES
Purchase of Evercore LP Units	—	—	(1,476)
Exercise of Warrants, Net	—	6,416	—
Payment of Notes Payable - Mizuho	(120,000)	—	—
Issuance of Notes Payable	170,000	—	—
Dividends	(51,558)	(46,132)	(38,754)
Net Cash Provided by (Used in) Financing Activities	(1,558)	(39,716)	(40,230)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	—	—	—
CASH AND CASH EQUIVALENTS—Beginning of Year	—	—	—
CASH AND CASH EQUIVALENTS—End of Year	$—	$—	$—

SUPPLEMENTAL CASH FLOW DISCLOSURE
Dividend Equivalents Issued	$7,836	$6,514	$6,038
Exchange of Notes Payable as Consideration for Exercise of Warrants	$—	$118,347	$—
See notes to parent company only financial statements.